Note 12 - Right-of-use Assets, Net and Lease Liabilities - Evolution of Right-of-use Assets (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020
Disclosure of maturity analysis of operating lease payments [line items]
Cost and Depreciation beginning of the year		$ 241,953
Cost and Depreciation end of the year		108,738		$ 241,953
Gross carrying amount [member]
Disclosure of maturity analysis of operating lease payments [line items]
Cost and Depreciation beginning of the year		333,905		275,720
Currency translation adjustment		(1,339)		437
Increase due to business combinations	[1]			24,747
Additions		22,326		59,141
Transfers / Reclassifications		3		117
Disposals		(156,741)	[2]	(26,257)
Cost and Depreciation end of the year		198,154		333,905
Accumulated depreciation, amortisation and impairment [member]
Disclosure of maturity analysis of operating lease payments [line items]
Cost and Depreciation beginning of the year		91,952		42,594
Currency translation adjustment		(474)		243
Depreciation charge		51,435		57,791
Transfers / Reclassifications		3		117
Disposals		(53,500)	[2]	(8,793)
Cost and Depreciation end of the year		89,416		91,952
Land and civil buildings [member]
Disclosure of maturity analysis of operating lease payments [line items]
Cost and Depreciation beginning of the year		26,790
Cost and Depreciation end of the year		22,077		26,790
Land and civil buildings [member] | Gross carrying amount [member]
Disclosure of maturity analysis of operating lease payments [line items]
Cost and Depreciation beginning of the year		41,932		36,137
Currency translation adjustment		(187)		(839)
Increase due to business combinations	[1]			3,461
Additions		6,010		11,534
Transfers / Reclassifications		0		439
Disposals		(1,673)	[2]	(8,800)
Cost and Depreciation end of the year		46,082		41,932
Land and civil buildings [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of maturity analysis of operating lease payments [line items]
Cost and Depreciation beginning of the year		15,142		8,330
Currency translation adjustment		(37)		(92)
Depreciation charge		9,882		13,200
Transfers / Reclassifications		0		(2,876)
Disposals		(982)	[2]	(3,420)
Cost and Depreciation end of the year		24,005		15,142
Industrial buildings, plant and production equipment [member]
Disclosure of maturity analysis of operating lease payments [line items]
Cost and Depreciation beginning of the year		205,365
Cost and Depreciation end of the year		77,089		205,365
Industrial buildings, plant and production equipment [member] | Gross carrying amount [member]
Disclosure of maturity analysis of operating lease payments [line items]
Cost and Depreciation beginning of the year		273,358		225,389
Currency translation adjustment		(592)		746
Increase due to business combinations	[1]			13,730
Additions		10,127		42,573
Transfers / Reclassifications		(274)		(458)
Disposals		(150,803)	[2]	(8,622)
Cost and Depreciation end of the year		131,816		273,358
Industrial buildings, plant and production equipment [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of maturity analysis of operating lease payments [line items]
Cost and Depreciation beginning of the year		67,993		30,581
Currency translation adjustment		(177)		145
Depreciation charge		35,964		37,671
Transfers / Reclassifications		96		1,702
Disposals		(49,149)	[2]	(2,106)
Cost and Depreciation end of the year		54,727		67,993
Vehicles, furniture and fixtures [member]
Disclosure of maturity analysis of operating lease payments [line items]
Cost and Depreciation beginning of the year		9,798
Cost and Depreciation end of the year		9,572		9,798
Vehicles, furniture and fixtures [member] | Gross carrying amount [member]
Disclosure of maturity analysis of operating lease payments [line items]
Cost and Depreciation beginning of the year		18,615		14,194
Currency translation adjustment		(560)		530
Increase due to business combinations	[1]			7,556
Additions		6,189		5,034
Transfers / Reclassifications		277		136
Disposals		(4,265)	[2]	(8,835)
Cost and Depreciation end of the year		20,256		18,615
Vehicles, furniture and fixtures [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of maturity analysis of operating lease payments [line items]
Cost and Depreciation beginning of the year		8,817		3,683
Currency translation adjustment		(260)		190
Depreciation charge		5,589		6,920
Transfers / Reclassifications		(93)		1,291
Disposals		(3,369)	[2]	(3,267)
Cost and Depreciation end of the year		$ 10,684		$ 8,817

[1]	Related to IPSCO acquisition. See note 33 to these Consolidated Financial Statements.
[2]	Includes net disposals of $96.6 million related to NKKTubes lease agreement re-measurement due to joint venture termination.